Investment Company Act of 1933 Registration No. 002-11318
Investment Company Act of 1940 Registration No. 881-576

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMNT UNDER THE INVESTMENT COMPANY ACT OF 1933
Post-Effective Amendment No. 82
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Post-Effective Amendment No. 35
NORTHEAST INVESTORS TRUST
(Exact Name of Registrant as Specified in Charter)
100 High Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (617) 523-3588
Bruce H. Monrad
Chairman and President
Northeast Investors Trust
100 High Street
Boston, Massachusetts 02110
(Name and Address of Agent for Service)
Copies to:
Thomas J. Kelly, Esq.
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111
EXPLANATORY NOTE
This Amendment No. 35 to the Registration Statement of Northeast Investors Trust is being filed to add the Interactive Data File required by General Instruction C.3(g) of Form N-1A under the Investment Company Act of 1940.

SIGNATURES
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 15th day of February, 2011. Registrant represents that this amendment meets the requirements for Northeast Investors Trust
By /s/ Bruce H. Monrad
Bruce Monrad, Trustee
Pursuant to the requirements of the Securities Act of 1933, this Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Bruce H. Monrad	Chairman, President	February 15, 2011
Bruce H. Monrad	and person performing
function of principal
executive officer